Schedule of changes in borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets And Liabilities
At the beginning of the year	$ 1,614	$ 1,947	$ 2,177
Proceeds from borrowings	188	353	556
Payment of borrowings	(336)	(300)	(550)
Accrued interest	137	176	185
Payment of interests	(140)	(201)	(148)
Net foreign currency exchange difference	(22)	(18)	50
Results for the repurchase of corporate bonds		(43)	(27)
Costs capitalized in property, plant and equipment		10	17
Cancellation through dividend compensation		(12)
Decrease through offsetting with trade receivables			(135)
Gain on monetary position, net		(43)	(87)
Repurchase and redemption of corporate bonds	(3)	(155)	(91)
Reclassification to liabilities associated to assets classified as held for sale		(100)
At the end of the year	$ 1,438	$ 1,614	$ 1,947